Common Shares - Narrative (Details) - $ / shares			12 Months Ended
	Feb. 25, 2026	Dec. 12, 2025	Dec. 31, 2025	May 27, 2025
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)		$ 0.065
Declared After Quarter End Date
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)	$ 0.070
NCIB Program
Disclosure of classes of share capital [line items]
Repurchase of maximum common shares (in shares)				14,000,000
Common shares | Shareholder Rights Plan | Minimum
Disclosure of classes of share capital [line items]
Common shares acquired, percentage			20.00%